Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Sep. 20, 2017 shares	Jun. 05, 2017 shares	Dec. 31, 2019 CNY (¥) Units shares	Dec. 31, 2019 USD ($) Units shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2019 USD ($)
Convenience translation rate per US$1.00				6.9618
Impairment of long-lived assets			¥ 0		¥ 0
Advertising expenditures			3,422	$ 491	903	¥ 5,441
Multi-employer defined contribution plan expenses			8,637	1,241	7,486	5,093
Shipping and handling costs			¥ 50,596	$ 7,268	32,740	27,511
Lease description			a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date	a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the leased asset’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased asset to the lessor at the inception date
Proceeds from providing facilitating services						41,117
Other Income [Member]
Facilitating service income						44,036
Fairv value gain loss on equity interest						¥ 2,919
Guangzhou City Government [Member]
Equity method investments acquired percentage						5.00%
Accounting Standards Update 2016-01 [Member]
Equity method investments					2,919
Shipping and Handling [Member]
Shipping and handling costs			¥ 1,306	$ 188	¥ 254	¥ 1,824
Development and Purchase Collaborative Arrangement [Member] | Biotech Company Limited [Member]
Agreed-upon milestones, initial investment				14,000			¥ 48,733	$ 7,000
Agreed-upon milestones, payments totaling | $				$ 36,000
Development and Purchase Collaborative Arrangement [Member] | Biotech Company Limited [Member] | AAV [Member]
Number of units of product proposed to be sold | Units			1,000	1,000
Ehang (Guangzhou) Chuanyue Biotechnology Co., Ltd. [Member]
Equity method investments acquired percentage					20.00%
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued | shares	342,351	517,691	1,189,397	1,189,397